Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of major related parties and their relationships with the company

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2024 and 2025:

Name of related parties	Relationship with the Company
Cuprina Farm Sdn. Bhd. (1)	Related Party
Cuprina Pollination Pte. Ltd. (1)	Related Party
Pestoniks Innovations Pte. Ltd. (1)	Related Party
Cuprina MENA Co., Ltd.	Affiliate
Cuprina Holding Pte. Ltd.	Shareholder
Jimmy Lee Peng Siew	Shareholder
Baptista Carl Marc (2)	Shareholder
David Quek Yong Qi	Shareholder
Bryan Teo Yingjie	Shareholder and immediate family member of a shareholder, Teo Peng Kwang
Rachel Lee Lin	Shareholder and immediate family member of a shareholder, Jimmy Lee Peng Siew
Dorea Quek En Qi	Shareholder and immediate family member of a shareholder, David Quek Yong Qi
De Guzman Caroline Francesca Lee Ling (2)	Shareholder and immediate family member of a shareholder, Baptista Carl Marc
Teo Peng Kwang	Shareholder
iCapital Holdings (SG) Pte. Ltd. (2)	Shareholder
Ng Bee Poh	Immediate family member of a shareholder, David Quek Yong Qi

(1)	Principal shareholders of these entities are also the principal shareholders of the Company
(2)	Ceased to be the related parties as of December 31, 2025 following the disposal of their shareholding (direct and indirect) in the Company during the year